BOARD OF DIRECTORS - Schedule of Board annual compensation (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Director Renumeration [Line Items]
Share valuation, volume weighted average price, term	20 days	20 days
Chair of the Board of Directors
Director Renumeration [Line Items]
Base salary	€ 90,000	$ 97,236
Share-based compensation	40,000	43,216
Non-Executive Director
Director Renumeration [Line Items]
Base salary	45,000	48,618
Share-based compensation	30,000	32,412
Chair Audit Committee
Director Renumeration [Line Items]
Base salary	15,000	16,206
Member Audit Committee
Director Renumeration [Line Items]
Base salary	7,500	8,103
Chair Remuneration Committee
Director Renumeration [Line Items]
Base salary	12,500	13,505
Member Remuneration Committee
Director Renumeration [Line Items]
Base salary	6,250	6,753
Chair of the Transaction Committee
Director Renumeration [Line Items]
Base salary	12,500	13,505
Member of the Transaction Committee
Director Renumeration [Line Items]
Base salary	6,250	6,753
Chair Governance Committee
Director Renumeration [Line Items]
Base salary	12,500	13,505
Member Governance Committee
Director Renumeration [Line Items]
Base salary	€ 6,250	$ 6,753